Related party transactions (Details Narrative) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Oct. 12, 2021	Dec. 31, 2022	Dec. 31, 2023	Sep. 30, 2022	Sep. 30, 2021
IfrsStatementLineItems [Line Items]
Share-based compensation expense		$ 1,078	$ 2,806	$ 3,146	$ 2,995
Interest Expense Incurred		285	1,839	633
Blender Media Inc. [member]
IfrsStatementLineItems [Line Items]
Amount incurred related to website design, hosting and maintenance service received			$ 4	136	71
Stock issued for services, shares	120,000		120,000
Share-based compensation expense				626
Management and Directors [member]
IfrsStatementLineItems [Line Items]
Amounts payable, related party transactions		$ 23	$ 54	$ 582	$ 632
QRC [member]
IfrsStatementLineItems [Line Items]
Interest Expense Incurred			$ 176